Note 5 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021
Statement Line Items [Line Items]
Accounts receivable	$ 3,750	$ 2,643	$ 1,044
Prepaid expenses and other	16,186	12,699	10,431
Property and equipment	6,872	7,075	7,462
Right-of-use assets	4,470	4,817	5,164
Deferred income tax asset	2,315	2,931	2,941
Investment	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	3,413	3,641	3,804
Other assets	$ 43,713	$ 40,513	$ 37,553